INVENTORIES	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES

NOTE－5 INVENTORIES

The Company’s inventories were as follows:-

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Parts and components	17,294	18,923
Less: reserve for obsolete inventories	(367)	(370)

	16,927	18,553

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Balance at January 1,	370	350
Foreign exchange translation adjustment	(3)	20

	367	370

For the six months ended June 30, 2026 and 2025, the Company has not recorded provision for impairment on obsolete inventories.